Consolidated Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–36.32%
Advertising–0.11%
Catalina Marketing Corp.	1,362	$425
Interpublic Group of Cos., Inc. (The)	3,039	110,802
Omnicom Group, Inc.	3,331	286,433
		397,660
Aerospace & Defense–0.11%
Raytheon Technologies Corp.(b)	4,176	416,974
Agricultural & Farm Machinery–0.07%
Deere & Co.	612	258,778
Agricultural Products–0.07%
Archer-Daniels-Midland Co.	2,940	243,579
Air Freight & Logistics–0.33%
C.H. Robinson Worldwide, Inc.	2,776	278,072
Expeditors International of Washington, Inc.(b)	4,339	469,263
United Parcel Service, Inc., Class B	2,576	477,152
		1,224,487
Alternative Carriers–0.08%
Liberty Global PLC, Class C (United Kingdom)(c)	9,783	218,650
Lumen Technologies, Inc.	13,183	69,211
		287,861
Application Software–0.57%
Adobe, Inc.(c)	1,627	602,543
Blackbaud, Inc.(c)	2,864	178,170
Cadence Design Systems, Inc.(c)	1,653	302,218
Dropbox, Inc., Class A(c)	5,458	126,789
Fusion Connect, Inc.(d)	1	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)	6,073	61
Intuit, Inc.	493	208,376
Manhattan Associates, Inc.(c)	1,014	132,185
salesforce.com, inc.(c)	2,178	365,839
Synopsys, Inc.(c)	491	173,691
		2,089,872
Asset Management & Custody Banks–0.18%
Ameriprise Financial, Inc.	835	292,350
Blackstone, Inc., Class A	1,902	182,516
Federated Hermes, Inc., Class B	5,165	202,985
		677,851
Auto Parts & Equipment–0.03%
Gentex Corp.	3,426	101,101
Automobile Manufacturers–0.44%
Ford Motor Co.	20,451	276,293
General Motors Co.	6,025	236,903
Tesla, Inc.(b)(c)	6,443	1,116,057
		1,629,253
Shares		Value
Automotive Retail–0.28%
AutoNation, Inc.(c)	1,850	$234,432
AutoZone, Inc.(c)	149	363,388
Murphy USA, Inc.	494	134,383
O’Reilly Automotive, Inc.(c)	365	289,208
		1,021,411
Biotechnology–2.18%
AbbVie, Inc.	8,366	1,236,077
Amgen, Inc.	3,677	928,075
Biogen, Inc.(c)	2,457	714,741
BioMarin Pharmaceutical, Inc.(c)	4,675	539,261
Gilead Sciences, Inc.	12,798	1,074,264
Incyte Corp.(c)	3,314	282,154
Ionis Pharmaceuticals, Inc.(c)	9,775	389,729
Moderna, Inc.(c)	936	164,792
Neurocrine Biosciences, Inc.(c)	2,624	291,080
Regeneron Pharmaceuticals, Inc.(c)	957	725,856
Seagen, Inc.(c)	666	92,894
United Therapeutics Corp.(c)	2,502	658,451
Vertex Pharmaceuticals, Inc.(c)	2,989	965,746
		8,063,120
Broadcasting–0.15%
Fox Corp., Class A	2,958	100,394
Nexstar Media Group, Inc., Class A	2,270	464,828
		565,222
Building Products–0.34%
Builders FirstSource, Inc.(c)	4,640	369,808
Carrier Global Corp.	2,397	109,135
Masco Corp.	3,042	161,834
Owens Corning	2,267	219,106
Trane Technologies PLC	1,282	229,632
UFP Industries, Inc.	1,841	172,226
		1,261,741
Cable & Satellite–0.44%
Charter Communications, Inc., Class A(b)(c)	845	324,742
Comcast Corp., Class A	23,031	906,270
Liberty Broadband Corp., Class C(c)	1,022	91,755
Sirius XM Holdings, Inc.(b)	49,181	284,758
		1,607,525
Casinos & Gaming–0.02%
Boyd Gaming Corp.	1,411	87,919
Commodity Chemicals–0.24%
Dow, Inc.	7,519	446,253
LyondellBasell Industries N.V., Class A	2,547	246,269
Olin Corp.	2,997	193,576
		886,098
Communications Equipment–0.37%
Cisco Systems, Inc.	23,346	1,136,250
Motorola Solutions, Inc.	842	216,402
		1,352,652

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Construction & Engineering–0.22%
AECOM	2,748	$239,818
EMCOR Group, Inc.	2,939	435,707
Quanta Services, Inc.	970	147,624
		823,149
Construction Machinery & Heavy Trucks–0.22%
Allison Transmission Holdings, Inc.	3,525	158,907
Caterpillar, Inc.	1,117	281,808
Terex Corp.	3,976	202,657
Wabtec Corp.	1,747	181,356
		824,728
Consumer Finance–0.43%
Ally Financial, Inc.	9,534	309,759
American Express Co.	1,173	205,193
Capital One Financial Corp.	2,956	351,764
Discover Financial Services	3,123	364,548
SLM Corp.	8,068	141,755
Synchrony Financial	6,025	221,298
		1,594,317
Copper–0.04%
Freeport-McMoRan, Inc.	3,460	154,385
Data Processing & Outsourced Services–1.67%
Automatic Data Processing, Inc.	4,450	1,004,855
Broadridge Financial Solutions, Inc.(b)	2,023	304,178
Fidelity National Information Services, Inc.	1,451	108,883
Fiserv, Inc.(c)	3,465	369,646
Jack Henry & Associates, Inc.	3,378	608,344
Mastercard, Inc., Class A(b)	2,320	859,792
Paychex, Inc.	6,936	803,605
PayPal Holdings, Inc.(c)	2,051	167,136
SS&C Technologies Holdings, Inc.	1,439	86,844
Visa, Inc., Class A(b)	6,635	1,527,443
Western Union Co. (The)(b)	24,325	344,685
		6,185,411
Department Stores–0.04%
Macy’s, Inc.	6,558	154,966
Distillers & Vintners–0.06%
Constellation Brands, Inc., Class A	935	216,471
Distributors–0.15%
Genuine Parts Co.	1,671	280,427
LKQ Corp.	4,797	282,831
		563,258
Diversified Banks–0.46%
Bank of America Corp.(b)	9,758	346,214
Citigroup, Inc.	6,606	344,965
JPMorgan Chase & Co.	3,039	425,339
U.S. Bancorp	4,508	224,498
Wells Fargo & Co.	7,344	344,213
		1,685,229
Diversified Support Services–0.07%
Cintas Corp.	566	251,157
Shares		Value
Electric Utilities–1.35%
American Electric Power Co., Inc.	8,411	$790,297
Constellation Energy Corp.	1,695	144,685
Duke Energy Corp.	9,187	941,208
Edison International	2,804	193,196
Eversource Energy	1,963	161,614
Exelon Corp.	8,800	371,272
NextEra Energy, Inc.	6,979	520,843
NRG Energy, Inc.	3,496	119,633
Pinnacle West Capital Corp.	3,981	296,783
PPL Corp.	11,693	346,113
Southern Co. (The)	10,857	734,802
Xcel Energy, Inc.	5,505	378,579
		4,999,025
Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(c)	1,488	266,873
Electronic Manufacturing Services–0.04%
Jabil, Inc.	1,949	153,250
Environmental & Facilities Services–0.32%
Republic Services, Inc.	6,410	800,096
Waste Connections, Inc.	1,582	210,248
Waste Management, Inc.	1,073	166,025
		1,176,369
Fertilizers & Agricultural Chemicals–0.15%
CF Industries Holdings, Inc.	2,961	250,797
Corteva, Inc.	3,154	203,275
Mosaic Co. (The)	2,336	115,725
		569,797
Financial Exchanges & Data–0.23%
CME Group, Inc., Class A	1,134	200,332
Intercontinental Exchange, Inc.	1,422	152,936
S&P Global, Inc.	1,339	502,045
		855,313
Food Retail–0.17%
Casey’s General Stores, Inc.	1,805	425,817
Kroger Co. (The)	4,644	207,262
		633,079
Forest Products–0.08%
Louisiana-Pacific Corp.	4,288	291,970
Gas Utilities–0.20%
Atmos Energy Corp.	4,892	575,006
ONE Gas, Inc.	1,970	162,249
		737,255
General Merchandise Stores–0.16%
Dollar General Corp.	2,060	481,216
Target Corp.	688	118,432
		599,648
Gold–0.15%
Newmont Corp.(b)	10,769	570,003
Health Care Distributors–0.38%
AmerisourceBergen Corp.	1,284	216,945
Cardinal Health, Inc.	5,018	387,640
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	2,143	$811,511
		1,416,096
Health Care Equipment–0.41%
Abbott Laboratories	8,038	888,601
Becton, Dickinson and Co.	1,653	416,920
Hologic, Inc.(c)	2,617	212,945
		1,518,466
Health Care Facilities–0.15%
Acadia Healthcare Co., Inc.(c)	1,697	142,582
HCA Healthcare, Inc.(b)	1,612	411,173
		553,755
Health Care Services–0.41%
Cigna Corp.	2,125	672,924
CVS Health Corp.	5,815	512,999
Laboratory Corp. of America Holdings	584	147,238
Quest Diagnostics, Inc.	1,312	194,806
		1,527,967
Health Care Supplies–0.07%
Haemonetics Corp.(c)	1,677	141,874
Lantheus Holdings, Inc.(c)	2,197	126,328
		268,202
Home Improvement Retail–0.18%
Home Depot, Inc. (The)(b)	1,439	466,481
Lowe’s Cos., Inc.	921	191,798
		658,279
Homebuilding–0.09%
Lennar Corp., Class A	1,134	116,122
Taylor Morrison Home Corp., Class A(c)	5,860	209,788
		325,910
Homefurnishing Retail–0.02%
Williams-Sonoma, Inc.	596	80,424
Hotel & Resort REITs–0.06%
Host Hotels & Resorts, Inc.	11,438	215,606
Hotels, Resorts & Cruise Lines–0.14%
Booking Holdings, Inc.(c)	103	250,712
Marriott International, Inc., Class A	583	101,547
Wyndham Hotels & Resorts, Inc.	1,897	147,037
		499,296
Household Products–0.80%
Church & Dwight Co., Inc.	4,269	345,191
Clorox Co. (The)	582	84,210
Colgate-Palmolive Co.	8,828	657,951
Kimberly-Clark Corp.(b)	3,640	473,236
Procter & Gamble Co. (The)(b)	9,699	1,380,944
		2,941,532
Human Resource & Employment Services–0.15%
ManpowerGroup, Inc.	2,386	207,964
Robert Half International, Inc.	2,365	198,565
TriNet Group, Inc.(c)	1,770	133,547
		540,076
Shares		Value
Hypermarkets & Super Centers–0.37%
Costco Wholesale Corp.	1,270	$649,148
Walmart, Inc.(b)	4,850	697,769
		1,346,917
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	7,278	199,490
Industrial Conglomerates–0.06%
3M Co.	1,016	116,921
General Electric Co.	1,282	103,176
		220,097
Industrial Machinery–0.05%
Fortive Corp.	2,472	168,170
Industrial REITs–0.18%
EastGroup Properties, Inc.	1,192	200,554
Prologis, Inc.	3,458	447,050
		647,604
Insurance Brokers–0.10%
Aon PLC, Class A	499	159,021
Marsh & McLennan Cos., Inc.	1,294	226,334
		385,355
Integrated Oil & Gas–0.57%
Chevron Corp.(b)	5,457	949,627
Exxon Mobil Corp.	8,926	1,035,505
Occidental Petroleum Corp.	2,059	133,403
		2,118,535
Integrated Telecommunication Services–0.31%
AT&T, Inc.	38,117	776,443
Verizon Communications, Inc.	9,098	378,204
		1,154,647
Interactive Home Entertainment–0.30%
Activision Blizzard, Inc.	3,304	252,987
Electronic Arts, Inc.	5,541	713,016
Take-Two Interactive Software, Inc.(c)	1,185	134,178
		1,100,181
Interactive Media & Services–1.05%
Alphabet, Inc., Class A(c)	20,176	1,994,196
Alphabet, Inc., Class C(c)	9,839	982,621
Meta Platforms, Inc., Class A(c)	6,062	903,056
		3,879,873
Internet & Direct Marketing Retail–0.81%
Amazon.com, Inc.(c)	21,323	2,199,041
eBay, Inc.	10,297	509,701
Etsy, Inc.(c)	817	112,403
MercadoLibre, Inc. (Brazil)(c)	156	184,344
		3,005,489
Internet Services & Infrastructure–0.26%
Akamai Technologies, Inc.(c)	3,314	294,780
VeriSign, Inc.(c)	3,058	666,797
		961,577
Investment Banking & Brokerage–0.18%
Charles Schwab Corp. (The)	4,116	318,661
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The)	370	$135,350
Morgan Stanley	1,986	193,297
		647,308
IT Consulting & Other Services–0.87%
Accenture PLC, Class A	2,978	831,011
Amdocs Ltd.	7,397	680,006
Cognizant Technology Solutions Corp., Class A	9,434	629,720
Gartner, Inc.(c)	1,020	344,903
International Business Machines Corp.(b)	5,518	743,440
		3,229,080
Life & Health Insurance–0.33%
Aflac, Inc.	3,519	258,647
Brighthouse Financial, Inc.(c)	3,302	185,804
MetLife, Inc.	1,756	128,223
Principal Financial Group, Inc.	2,688	248,774
Unum Group	9,816	412,566
		1,234,014
Life Sciences Tools & Services–0.62%
Agilent Technologies, Inc.	2,075	315,566
Danaher Corp.	2,479	655,398
IQVIA Holdings, Inc.(c)	744	170,681
Medpace Holdings, Inc.(c)	615	135,958
Mettler-Toledo International, Inc.(c)	161	246,800
Thermo Fisher Scientific, Inc.	752	428,888
Waters Corp.(c)	1,058	347,638
		2,300,929
Managed Health Care–0.63%
Centene Corp.(c)	2,934	223,688
Elevance Health, Inc.	966	482,990
Humana, Inc.(b)	646	330,558
Molina Healthcare, Inc.(c)	464	144,689
UnitedHealth Group, Inc.	2,265	1,130,666
		2,312,591
Marine–0.01%
Harvey Gulf International Marine LLC(d)	731	16,448
Movies & Entertainment–0.34%
Liberty Media Corp.-Liberty Formula One, Class C(c)	5,217	369,364
Netflix, Inc.(c)	787	278,488
Walt Disney Co. (The)(c)	1,574	170,763
World Wrestling Entertainment, Inc., Class A(b)	4,950	418,869
		1,237,484
Multi-Sector Holdings–0.63%
Berkshire Hathaway, Inc., Class B(c)	7,496	2,335,154
Multi-Utilities–0.81%
Ameren Corp.	3,281	285,020
CMS Energy Corp.	3,699	233,740
Consolidated Edison, Inc.	9,187	875,613
Dominion Energy, Inc.	9,783	622,590
DTE Energy Co.	2,702	314,432
Public Service Enterprise Group, Inc.	2,804	173,652
Shares		Value
Multi-Utilities–(continued)
Sempra Energy	1,312	$210,353
WEC Energy Group, Inc.	2,923	274,733
		2,990,133
Oil & Gas Equipment & Services–0.07%
Halliburton Co.	6,597	271,928
Oil & Gas Exploration & Production–0.23%
ConocoPhillips	4,339	528,794
Devon Energy Corp.(b)	1,288	81,453
Marathon Oil Corp.	8,383	230,281
Sabine Oil & Gas Holdings, Inc.(d)	115	60
		840,588
Oil & Gas Refining & Marketing–0.37%
Marathon Petroleum Corp.	5,687	730,893
PBF Energy, Inc., Class A	3,463	145,411
Valero Energy Corp.	3,422	479,183
		1,355,487
Oil & Gas Storage & Transportation–0.14%
Kinder Morgan, Inc.	5,097	93,275
Southcross Energy Partners L.P. (Acquired 06/11/2015-01/04/2019; Cost $1,74,570)(d)(e)	17,192	129
Targa Resources Corp.	3,180	238,563
Williams Cos., Inc. (The)	5,211	168,003
		499,970
Packaged Foods & Meats–1.14%
Campbell Soup Co.(b)	12,245	635,883
Flowers Foods, Inc.	3,728	103,228
General Mills, Inc.	9,350	732,666
Hershey Co. (The)	4,669	1,048,657
JM Smucker Co. (The)	900	137,520
Kellogg Co.	6,526	447,553
Kraft Heinz Co. (The)(b)	9,150	370,850
Mondelez International, Inc., Class A(b)	7,993	523,062
Tyson Foods, Inc., Class A	3,247	213,490
		4,212,909
Personal Products–0.05%
Coty, Inc., Class A(c)	19,907	198,274
Pharmaceuticals–1.70%
Bristol-Myers Squibb Co.	15,099	1,096,942
Eli Lilly and Co.	3,166	1,089,579
Johnson & Johnson	6,331	1,034,612
Merck & Co., Inc.	13,102	1,407,286
Pfizer, Inc.	27,568	1,217,403
Royalty Pharma PLC, Class A	3,422	134,108
Viatris, Inc.	11,537	140,290
Zoetis, Inc.	909	150,431
		6,270,651
Property & Casualty Insurance–0.46%
American Financial Group, Inc.	2,930	417,789
Chubb Ltd.	1,697	386,050
Old Republic International Corp.	8,240	217,453
Progressive Corp. (The)	2,759	376,190
W.R. Berkley Corp.	2,376	166,653
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Property & Casualty Insurance–(continued)
White Mountains Insurance Group Ltd.	99	$151,268
		1,715,403
Publishing–0.12%
John Wiley & Sons, Inc., Class A	3,042	139,324
New York Times Co. (The), Class A	8,273	288,231
		427,555
Railroads–0.21%
CSX Corp.	6,264	193,683
Union Pacific Corp.	2,900	592,151
		785,834
Real Estate Services–0.04%
CBRE Group, Inc., Class A(c)	1,910	163,324
Regional Banks–0.24%
Synovus Financial Corp.	4,236	177,700
Washington Federal, Inc.	11,085	393,074
Wintrust Financial Corp.	3,331	304,687
		875,461
Research & Consulting Services–0.12%
Booz Allen Hamilton Holding Corp.	4,735	448,120
Residential REITs–0.13%
Essex Property Trust, Inc.	986	222,905
Mid-America Apartment Communities, Inc.	1,431	238,576
		461,481
Restaurants–0.48%
Chipotle Mexican Grill, Inc.(c)	76	125,125
Domino’s Pizza, Inc.(b)	963	339,939
McDonald’s Corp.	3,591	960,233
Starbucks Corp.	1,846	201,473
Yum! Brands, Inc.	973	126,986
		1,753,756
Retail REITs–0.14%
Brixmor Property Group, Inc.	5,541	130,380
Regency Centers Corp.	5,916	394,183
		524,563
Semiconductor Equipment–0.32%
Amkor Technology, Inc.	7,641	223,576
Applied Materials, Inc.	4,511	502,931
KLA Corp.	811	318,301
Lam Research Corp.	298	149,030
		1,193,838
Semiconductors–1.03%
Advanced Micro Devices, Inc.(c)	1,409	105,886
Broadcom, Inc.	1,564	914,956
Microchip Technology, Inc.	6,598	512,137
NVIDIA Corp.(b)	2,633	514,409
NXP Semiconductors N.V. (China)	924	170,302
ON Semiconductor Corp.(c)	4,978	365,634
QUALCOMM, Inc.	2,289	304,918
Texas Instruments, Inc.	5,101	903,948
		3,792,190
Shares		Value
Soft Drinks–0.67%
Coca-Cola Co. (The)(b)	16,256	$996,818
Keurig Dr Pepper, Inc.	8,233	290,460
PepsiCo, Inc.	6,907	1,181,235
		2,468,513
Specialized Consumer Services–0.03%
Service Corp. International	1,666	123,534
Specialized REITs–0.37%
EPR Properties	5,974	253,776
Extra Space Storage, Inc.	869	137,154
Life Storage, Inc.	1,330	143,693
Public Storage	898	273,298
SBA Communications Corp., Class A	476	141,624
Weyerhaeuser Co.	11,600	399,388
		1,348,933
Specialty Chemicals–0.13%
DuPont de Nemours, Inc.	2,578	190,643
Sherwin-Williams Co. (The)	1,262	298,577
		489,220
Specialty Stores–0.08%
Bath & Body Works, Inc.	2,696	124,043
Ulta Beauty, Inc.(c)	360	185,026
		309,069
Systems Software–1.63%
CommVault Systems, Inc.(c)	2,068	128,692
Dolby Laboratories, Inc., Class A	4,058	322,854
Fortinet, Inc.(c)	2,615	136,869
Microsoft Corp.	17,352	4,299,999
Oracle Corp.	8,028	710,157
Palo Alto Networks, Inc.(c)	537	85,190
Qualys, Inc.(c)	1,177	135,779
Teradata Corp.(c)	6,175	215,384
		6,034,924
Technology Hardware, Storage & Peripherals–1.57%
Apple, Inc.	36,268	5,233,110
Hewlett Packard Enterprise Co.	10,707	172,704
HP, Inc.	9,025	262,988
Pure Storage, Inc., Class A(c)	5,147	148,954
		5,817,756
Textiles–0.00%
Sungard Availability Services Capital, Inc.(d)	225	29
Thrifts & Mortgage Finance–0.09%
Essent Group Ltd.	7,649	336,785
Tobacco–0.39%
Altria Group, Inc.	12,982	584,709
Philip Morris International, Inc.	8,139	848,410
		1,433,119
Trading Companies & Distributors–0.14%
United Rentals, Inc.(c)	680	299,846
Univar Solutions, Inc.(c)	6,777	233,671
		533,517
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Shares	Value
Trucking–0.50%
Knight-Swift Transportation Holdings, Inc.	10,244	$605,420
Landstar System, Inc.(b)	2,804	484,615
Old Dominion Freight Line, Inc.	457	152,291
Ryder System, Inc.	2,804	264,726
Werner Enterprises, Inc.(b)	6,898	323,999
		1,831,051
Water Utilities–0.05%
American Water Works Co., Inc.	1,195	187,006
Total Common Stocks & Other Equity Interests (Cost $105,257,532)		134,220,230
	Principal Amount
U.S. Treasury Securities–13.48%
U.S. Treasury Bills–0.19%
4.48% - 4.56%, 05/11/2023(f)(g)	$694,500	685,815
U.S. Treasury Notes–13.29%
0.13%, 12/15/2023	20,400,000	19,599,971
1.13%, 01/15/2025	10,000,000	9,425,000
0.38%, 12/31/2025	8,500,000	7,700,469
2.63%, 05/31/2027	12,950,000	12,409,995
		49,135,435
Total U.S. Treasury Securities (Cost $51,984,757)		49,821,250
U.S. Dollar Denominated Bonds & Notes–7.79%
Aerospace & Defense–0.15%
Boeing Co. (The),
2.75%, 02/01/2026	177,000	166,951
2.25%, 06/15/2026	200,000	183,566
General Dynamics Corp., 3.25%, 04/01/2025	200,000	195,120
		545,637
Agricultural & Farm Machinery–0.08%
Deere & Co., 2.75%, 04/15/2025(b)	310,000	298,868
Airlines–0.06%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	150,000	148,422
Southwest Airlines Co., 3.45%, 11/16/2027	65,000	61,206
		209,628
Apparel Retail–0.02%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	89,052
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	65,000	62,547
Application Software–0.08%
Adobe, Inc., 3.25%, 02/01/2025	300,000	292,997
Asset Management & Custody Banks–0.26%
FS KKR Capital Corp., 4.63%, 07/15/2024	242,000	237,477
Golub Capital BDC, Inc., 3.38%, 04/15/2024	200,000	194,091
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	90,605
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Main Street Capital Corp., 5.20%, 05/01/2024	$200,000	$198,873
Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	221,459
		942,505
Auto Parts & Equipment–0.06%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	208,390
Automobile Manufacturers–0.21%
General Motors Co.,
6.13%, 10/01/2025	75,000	76,950
4.20%, 10/01/2027	80,000	77,425
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	300,000	283,211
5.25%, 03/01/2026	50,000	50,120
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	124,654
1.15%, 08/13/2027	200,000	174,148
		786,508
Broadcasting–0.04%
Discovery Communications LLC, 3.80%, 03/13/2024	150,000	147,473
Cable & Satellite–0.04%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	150,000	149,309
Computer & Electronics Retail–0.05%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	170,000	174,910
Construction Machinery & Heavy Trucks–0.09%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	175,000	153,139
Wabtec Corp., 3.45%, 11/15/2026	200,000	189,154
		342,293
Consumer Electronics–0.03%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	100,000	93,992
Consumer Finance–0.07%
American Express Co., 3.30%, 05/03/2027	170,000	161,962
Synchrony Financial, 3.95%, 12/01/2027	100,000	92,451
		254,413
Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	98,974
Data Processing & Outsourced Services–0.14%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	298,046
Global Payments, Inc., 2.15%, 01/15/2027	145,000	130,526
Western Union Co. (The), 1.35%, 03/15/2026	100,000	89,013
		517,585
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Distillers & Vintners–0.05%
Constellation Brands, Inc., 3.70%, 12/06/2026	$175,000	$169,277
Diversified Banks–2.33%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	400,000	377,335
4.25%, 04/11/2027	200,000	194,641
Bank of America Corp.,
4.45%, 03/03/2026	269,000	266,698
3.50%, 04/19/2026	185,000	180,091
1.32%, 06/19/2026(h)	195,000	178,665
1.20%, 10/24/2026(h)	205,000	184,909
1.73%, 07/22/2027(h)	80,000	71,716
Series L, 4.18%, 11/25/2027	210,000	206,369
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	494,000	487,448
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(b)	402,000	382,622
Citigroup, Inc.,
3.11%, 04/08/2026(h)	297,000	284,892
1.12%, 01/28/2027(h)	130,000	115,882
1.46%, 06/09/2027(h)	210,000	187,098
4.45%, 09/29/2027	100,000	98,181
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(h)	200,000	177,287
2.25%, 11/22/2027(b)(h)	375,000	336,792
JPMorgan Chase & Co.,
2.30%, 10/15/2025(h)	425,000	404,707
2.01%, 03/13/2026(h)	200,000	188,204
2.08%, 04/22/2026(h)	200,000	187,891
4.25%, 10/01/2027	50,000	49,543
3.63%, 12/01/2027	165,000	158,623
Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	278,000	274,813
4.45%, 05/08/2025	305,000	300,984
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(h)	311,000	288,714
3.68%, 02/22/2027	165,000	159,999
3.29%, 07/25/2027	75,000	70,811
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	554,000	552,913
PNC Bank N.A., 4.20%, 11/01/2025(b)	380,000	374,015
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	178,969
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	397,000	377,549
2.63%, 07/14/2026	100,000	92,892
3.45%, 01/11/2027	60,000	57,213
U.S. Bancorp, 1.45%, 05/12/2025	148,000	138,537
Wells Fargo & Co.,
2.19%, 04/30/2026(h)	190,000	178,801
4.30%, 07/22/2027	175,000	173,164
Westpac Banking Corp. (Australia),
3.30%, 02/26/2024	502,000	494,737
3.35%, 03/08/2027	165,000	158,496
		8,592,201
	Principal Amount	Value
Diversified Capital Markets–0.16%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	$298,000	$291,246
3.70%, 05/30/2024	303,000	300,653
		591,899
Diversified REITs–0.09%
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	327,000	315,961
Drug Retail–0.03%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	100,000	96,172
Electric Utilities–0.13%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	190,000	185,967
Edison International, 5.75%, 06/15/2027	125,000	128,227
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	65,846
3.30%, 12/01/2027	125,000	114,312
		494,352
Electrical Components & Equipment–0.02%
Emerson Electric Co., 1.80%, 10/15/2027	100,000	89,293
Electronic Equipment & Instruments–0.02%
Vontier Corp., 1.80%, 04/01/2026	100,000	86,983
Financial Exchanges & Data–0.04%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	40,000	39,014
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	94,681
		133,695
Health Care Facilities–0.22%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	88,529
HCA, Inc., 5.00%, 03/15/2024	555,000	553,829
Universal Health Services, Inc., 1.65%, 09/01/2026	200,000	176,308
		818,666
Health Care REITs–0.05%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	178,023
Health Care Services–0.07%
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	273,709
Home Improvement Retail–0.04%
Home Depot, Inc. (The), 2.50%, 04/15/2027	160,000	149,803
Homebuilding–0.02%
Lennar Corp., 4.75%, 11/29/2027	80,000	78,976
Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	100,000	97,870
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.04%
Hyatt Hotels Corp., 4.85%, 03/15/2026	$133,000	$132,724
Independent Power Producers & Energy Traders–0.16%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	600,000	595,185
Industrial Machinery–0.03%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	120,428
Insurance Brokers–0.04%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	163,393
Integrated Oil & Gas–0.13%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	165,000	160,309
Chevron USA, Inc., 1.02%, 08/12/2027	185,000	162,161
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	146,237
		468,707
Interactive Media & Services–0.15%
Weibo Corp. (China), 3.50%, 07/05/2024	585,000	566,374
Internet & Direct Marketing Retail–0.09%
Amazon.com, Inc., 3.30%, 04/13/2027(b)	350,000	338,656
Internet Services & Infrastructure–0.05%
VeriSign, Inc., 5.25%, 04/01/2025	200,000	200,655
Investment Banking & Brokerage–0.33%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	159,570
1.54%, 09/10/2027(h)	150,000	132,519
1.95%, 10/21/2027(h)	100,000	89,555
Morgan Stanley,
2.72%, 07/22/2025(h)	150,000	144,881
3.63%, 01/20/2027	175,000	169,728
1.59%, 05/04/2027(h)	200,000	179,686
1.51%, 07/20/2027(h)	200,000	178,528
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	177,925
		1,232,392
IT Consulting & Other Services–0.13%
International Business Machines Corp.,
3.45%, 02/19/2026	100,000	97,294
3.30%, 05/15/2026	100,000	96,548
1.70%, 05/15/2027	100,000	89,646
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	225,000	194,120
		477,608
Life & Health Insurance–0.06%
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	232,270
Multi-line Insurance–0.04%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	143,667
	Principal Amount	Value
Multi-Utilities–0.04%
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	$150,000	$145,897
Office REITs–0.04%
Office Properties Income Trust, 2.65%, 06/15/2026	199,000	159,950
Oil & Gas Equipment & Services–0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	100,000	94,870
Oil & Gas Refining & Marketing–0.04%
HF Sinclair Corp., 5.88%, 04/01/2026	140,000	141,303
Oil & Gas Storage & Transportation–0.16%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	160,000	161,299
Energy Transfer L.P.,
3.90%, 05/15/2024	381,000	374,552
4.40%, 03/15/2027	65,000	63,481
		599,332
Other Diversified Financial Services–0.04%
Corebridge Financial, Inc., 3.65%, 04/05/2027(i)	170,000	162,581
Packaged Foods & Meats–0.08%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	111,354
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	186,947
		298,301
Paper Packaging–0.02%
Berry Global, Inc., 1.57%, 01/15/2026	100,000	90,437
Pharmaceuticals–0.40%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	400,000	363,161
Merck & Co., Inc., 2.75%, 02/10/2025	184,000	178,308
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	421,187
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	249,564
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	190,791
Viatris, Inc., 2.30%, 06/22/2027	75,000	66,175
		1,469,186
Railroads–0.04%
Union Pacific Corp., 3.15%, 03/01/2024	150,000	147,503
Regional Banks–0.12%
Santander Holdings USA, Inc., 4.40%, 07/13/2027	100,000	97,344
Truist Financial Corp., 4.00%, 05/01/2025	350,000	344,799
		442,143
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Residential REITs–0.02%
Spirit Realty L.P., 4.45%, 09/15/2026	$90,000	$87,183
Retail REITs–0.08%
Realty Income Corp., 4.88%, 06/01/2026	185,000	186,320
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	91,351
		277,671
Semiconductor Equipment–0.11%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	415,000	395,108
Semiconductors–0.05%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	96,415
Micron Technology, Inc., 4.19%, 02/15/2027	100,000	97,543
		193,958
Specialized REITs–0.14%
American Tower Corp.,
1.30%, 09/15/2025	200,000	182,051
3.65%, 03/15/2027	135,000	128,325
3.55%, 07/15/2027	135,000	127,592
EPR Properties, 4.75%, 12/15/2026	100,000	93,476
		531,444
Specialty Chemicals–0.02%
PPG Industries, Inc., 1.20%, 03/15/2026	100,000	90,090
Steel–0.05%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	200,000	198,007
Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026	90,000	88,157
Technology Hardware, Storage & Peripherals–0.12%
Apple, Inc.,
3.25%, 02/23/2026	185,000	179,929
3.20%, 05/11/2027	75,000	72,414
HP, Inc., 1.45%, 06/17/2026	206,000	183,898
		436,241
Tobacco–0.11%
Altria Group, Inc., 4.40%, 02/14/2026	200,000	199,248
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	200,000	188,500
		387,748
Trucking–0.04%
Ryder System, Inc., 3.65%, 03/18/2024	150,000	147,403
Water Utilities–0.04%
American Water Capital Corp., 3.85%, 03/01/2024	140,000	138,210
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,547,317)		28,776,743
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–3.77%(j)
Aerospace & Defense–0.08%
Thales S.A. (France), 0.75%, 01/23/2025(i)	EUR	300,000	$309,328
Agricultural Products–0.03%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	102,585
Apparel, Accessories & Luxury Goods–0.03%
PVH Corp., 3.13%, 12/15/2027(i)	EUR	100,000	104,231
Auto Parts & Equipment–0.03%
Magna International, Inc. (Canada), 1.50%, 09/25/2027	EUR	100,000	98,939
Automobile Manufacturers–0.18%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(i)	EUR	100,000	104,738
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(i)	EUR	70,000	73,318
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(i)	EUR	100,000	102,729
RCI Banque S.A. (France), 1.75%, 04/10/2026(i)	EUR	50,000	50,395
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(i)	EUR	150,000	140,225
2.25%, 10/01/2027(i)	EUR	100,000	102,075
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(i)	EUR	35,000	35,203
0.38%, 07/20/2026(i)	EUR	75,000	72,244
			680,927
Brewers–0.07%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(i)	EUR	242,000	262,964
Broadcasting–0.11%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(i)	EUR	200,000	199,382
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(i)	EUR	200,000	205,574
			404,956
Cable & Satellite–0.05%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(i)	EUR	200,000	204,246
Construction & Engineering–0.08%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(i)	EUR	100,000	108,727
ISS Global A/S (Denmark), 0.88%, 06/18/2026(i)	EUR	100,000	97,531
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(i)	EUR	100,000	95,883
			302,141
Construction Machinery & Heavy Trucks–0.03%
Metso Outotec OYJ (Finland), 1.13%, 06/13/2024(i)	EUR	100,000	105,387
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Construction Materials–0.02%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(i)	EUR	70,000	$72,352
Consumer Finance–0.09%
Santander Consumer Finance S.A. (Spain), 1.00%, 02/27/2024(i)	EUR	300,000	318,019
Data Processing & Outsourced Services–0.03%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	107,058
Diversified Banks–1.16%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(i)	EUR	500,000	517,783
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(i)	EUR	100,000	104,996
0.50%, 02/04/2027(i)	EUR	100,000	95,652
Bankinter S.A. (Spain), 0.88%, 07/08/2026(i)	EUR	100,000	98,666
Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(i)	EUR	100,000	103,985
2.13%, 09/12/2026(i)	EUR	100,000	102,532
0.63%, 11/19/2027(i)	EUR	100,000	93,453
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(i)	EUR	300,000	298,450
BNP Paribas S.A. (France),
1.50%, 11/17/2025(i)	EUR	100,000	103,748
2.88%, 10/01/2026(i)	EUR	200,000	211,353
0.25%, 04/13/2027(h)(i)	EUR	100,000	96,310
BPCE S.A. (France),
0.88%, 01/31/2024(i)	EUR	100,000	106,124
0.63%, 09/26/2024(i)	EUR	300,000	311,224
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(i)	EUR	100,000	105,814
Credit Agricole S.A. (France),
1.00%, 09/16/2024(i)	EUR	100,000	104,935
1.38%, 03/13/2025(i)	EUR	300,000	313,282
0.38%, 10/21/2025(i)	EUR	100,000	100,906
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(i)	EUR	200,000	205,531
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(i)	EUR	100,000	104,377
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(i)	EUR	100,000	106,646
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(i)	EUR	100,000	99,873
National Australia Bank Ltd. (Australia), 1.25%, 05/18/2026(i)	EUR	100,000	103,001
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(i)	EUR	100,000	104,487
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(i)	EUR	300,000	288,090
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(h)(i)	EUR	100,000	98,019
Swedbank AB (Sweden), 0.30%, 05/20/2027(h)(i)	EUR	200,000	192,278
	Principal Amount		Value
Diversified Banks–(continued)
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(i)	EUR	100,000	$103,710
			4,275,225
Diversified Capital Markets–0.08%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(i)	EUR	100,000	105,181
0.75%, 02/17/2027(h)(i)	EUR	100,000	97,553
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(i)	EUR	100,000	95,551
			298,285
Diversified Chemicals–0.08%
BASF SE (Germany),
2.50%, 01/22/2024(i)	EUR	80,000	86,890
0.25%, 06/05/2027(i)	EUR	200,000	193,722
			280,612
Diversified Support Services–0.06%
APRR S.A. (France), 1.50%, 01/15/2024(i)	EUR	200,000	214,225
Electric Utilities–0.13%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(i)	EUR	200,000	198,856
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(i)	EUR	100,000	99,228
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(i)	EUR	200,000	187,706
			485,790
Food Retail–0.03%
ELO SACA (France), 2.88%, 01/29/2026(i)	EUR	100,000	102,994
Gas Utilities–0.06%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(i)	EUR	115,000	116,353
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(i)	EUR	100,000	101,111
			217,464
Health Care Equipment–0.06%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	102,484
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	104,478
			206,962
Health Care Services–0.01%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(i)	EUR	50,000	48,530
Health Care Supplies–0.03%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(i)	EUR	100,000	108,127
Hotels, Resorts & Cruise Lines–0.03%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(i)	EUR	100,000	102,004
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Household Appliances–0.03%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	$96,476
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	58,728
Integrated Oil & Gas–0.11%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(i)	EUR	179,000	185,539
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(i)	EUR	222,000	228,184
			413,723
IT Consulting & Other Services–0.08%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	101,683
International Business Machines Corp., 1.25%, 01/29/2027	EUR	200,000	201,045
			302,728
Life & Health Insurance–0.08%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(i)	EUR	100,000	108,737
New York Life Global Funding, 0.25%, 01/23/2027(i)	EUR	200,000	193,401
			302,138
Multi-line Insurance–0.04%
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), 1.75%, 09/16/2024(i)	EUR	150,000	158,390
Multi-Sector Holdings–0.08%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	200,000	197,896
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(i)	EUR	100,000	105,545
			303,441
Office REITs–0.13%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(i)	EUR	100,000	89,561
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(i)	EUR	400,000	406,501
			496,062
Other Diversified Financial Services–0.20%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(i)	EUR	200,000	197,969
JAB Holdings B.V. (Austria), 1.75%, 06/25/2026(i)	EUR	100,000	102,529
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(i)	EUR	294,000	318,273
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(i)	EUR	121,000	127,467
			746,238
Packaged Foods & Meats–0.03%
JDE Peet’s N.V. (Netherlands), 0.01%, 01/16/2026(i)	EUR	100,000	97,266
	Principal Amount		Value
Pharmaceuticals–0.14%
Bayer AG (Germany), 0.38%, 07/06/2024(i)	EUR	400,000	$416,398
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(i)	EUR	100,000	103,085
			519,483
Precious Metals & Minerals–0.03%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(i)	EUR	100,000	103,158
Real Estate Operating Companies–0.04%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(i)	EUR	100,000	84,575
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(i)	EUR	100,000	84,939
			169,514
Renewable Electricity–0.03%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	103,053
Restaurants–0.05%
Sodexo S.A. (France), 0.75%, 04/27/2025(i)	EUR	170,000	175,901
Specialized REITs–0.03%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	101,654
Thrifts & Mortgage Finance–0.07%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(i)	EUR	300,000	279,939
Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(i)	EUR	100,000	107,121
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,990,144)			13,948,364
Variable Rate Senior Loan Interests–0.02%(k)(l)
Advertising–0.02%
Checkout Holding Corp.,
First Lien Term Loan, 11.92%, 02/15/2023 (Acquired 02/15/2019-06/19/2019 ; Cost $72,851)(e)		$72,994	57,423
PIK Term Loan, 9.50% PIK Rate, 3.37% Cash Rate, 08/15/2023 (Acquired 12/23/2019-01/30/2023; Cost $6,268)(e)(m)		6,820	1,568
			58,991
Oil & Gas Drilling–0.00%
McDermott International Ltd., PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate, 06/30/2025(m)		1,000	549
Total Variable Rate Senior Loan Interests (Cost $80,118)			59,540
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd., (Acquired 07/05/2019-09/05/2019; Cost $68,449) (Cost $68,449)(d)(e)	68,467	$3,766
Money Market Funds–26.28%
Invesco Treasury Portfolio, Institutional Class, 4.30%(n)(o) (Cost $97,134,667)	97,134,667	97,134,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-87.66% (Cost $301,062,984)		323,964,560
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.25%
Invesco Private Government Fund, 4.36%(n)(o)(p)	4,400,825	$4,400,825
Invesco Private Prime Fund, 4.59%(n)(o)(p)	11,315,274	11,318,669
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,719,583)		15,719,494
TOTAL INVESTMENTS IN SECURITIES–91.91% (Cost $316,782,567)		339,684,054
OTHER ASSETS LESS LIABILITIES—8.09%		29,890,748
NET ASSETS–100.00%		$369,574,802
Investment Abbreviations:
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at January 31, 2023 was $62,886, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $12,734,866, which represented 3.45% of the Fund’s Net Assets.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$96,450,226	$34,075,362	$(33,390,921)	$-	$-	$97,134,667	$1,034,058
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,757,237	16,183,903	(15,540,315)	-	-	4,400,825	35,301*
Invesco Private Prime Fund	9,659,107	37,762,301	(36,105,167)	(562)	2,990	11,318,669	95,045*
Total	$109,866,570	$88,021,566	$(85,036,403)	$(562)	$2,990	$112,854,161	$1,164,404

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Corn	1	July-2023	$33,263	$435	$435
Cotton No. 2	2	March-2023	86,220	963	963
Gasoline Reformulated Blendstock Oxygenate Blending	11	February-2023	1,185,862	63,751	63,751
Low Sulphur Gas Oil	15	May-2023	1,272,375	78,771	78,771
Natural Gas	4	November-2023	165,800	(70,795)	(70,795)
Soybean	1	July-2023	75,937	2,410	2,410
Soybean Oil	1	May-2023	37,494	(1,791)	(1,791)
Wheat	1	July-2023	38,562	(1,578)	(1,578)
Subtotal				72,166	72,166
Equity Risk
EURO STOXX 50 Index	35	March-2023	1,587,076	85,697	85,697
FTSE 100 Index	51	March-2023	4,872,523	155,679	155,679
Tokyo Stock Price Index	6	March-2023	910,614	14,619	14,619
Subtotal				255,995	255,995
Interest Rate Risk
Australia 10 Year Bonds	68	March-2023	5,780,161	(101,659)	(101,659)
Canada 10 Year Bonds	101	March-2023	9,584,202	77,956	77,956
Euro-Bund	41	March-2023	6,098,500	(205,374)	(205,374)
Japan 10 Year Bonds	5	March-2023	5,629,777	(16,612)	(16,612)
U.S. Treasury 2 Year Notes	36	March-2023	7,403,344	25,821	25,821
U.S. Treasury 5 Year Notes	112	March-2023	12,235,125	106,005	106,005
U.S. Treasury Long Bonds	16	March-2023	2,078,000	25,972	25,972
Subtotal				(87,891)	(87,891)
Subtotal—Long Futures Contracts				240,270	240,270
Short Futures Contracts
Commodity Risk
Gold 100 Oz.	20	April-2023	(3,890,600)	(16,459)	(16,459)
LME Aluminum	38	April-2023	(2,509,900)	(211,587)	(211,587)
Silver	16	March-2023	(1,906,880)	(138,441)	(138,441)
Subtotal				(366,487)	(366,487)
Equity Risk
E-Mini Russell 2000 Index	12	March-2023	(1,163,640)	(108,032)	(108,032)
E-Mini S&P 500 Index	310	March-2023	(63,395,000)	(1,125,340)	(1,125,340)
Subtotal				(1,233,372)	(1,233,372)
Interest Rate Risk
Euro-Bobl	51	March-2023	(6,503,659)	110,811	110,811
Euro-Schatz	39	March-2023	(4,483,468)	22,140	22,140
Long Gilt	1	March-2023	(128,845)	(4,995)	(4,995)
Subtotal				127,956	127,956
Subtotal—Short Futures Contracts				(1,471,903)	(1,471,903)
Total Futures Contracts				$(1,231,633)	$(1,231,633)

(a)	Futures contracts collateralized by $9,595,000 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Bank of America, N.A.	USD	14,875	EUR	14,000	$360
02/17/2023	Barclays Bank PLC	USD	83,081	EUR	78,000	1,802
02/17/2023	Morgan Stanley and Co. International PLC	USD	723,634	EUR	680,000	16,371
Subtotal—Appreciation						18,533
Currency Risk
02/17/2023	Bank of America, N.A.	EUR	97,000	USD	102,726	(2,833)
02/17/2023	Barclays Bank PLC	EUR	178,000	USD	189,827	(3,880)
02/17/2023	Morgan Stanley and Co. International PLC	EUR	13,437,000	USD	13,956,975	(665,741)
Subtotal—Depreciation						(672,454)
Total Forward Foreign Currency Contracts						$(653,921)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Sell	5.00%	Quarterly	12/20/2027	4.321%	USD	2,280,000	$54,113	$62,775	$8,662

(a)	Centrally cleared swap agreements collateralized by $4,948,853 cash held with Citigroup Global Markets, Inc.
(b)	Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25%	Monthly	1,460	August—2023	$780,250	$—	$41,721	$41,721
Cargill, Inc	Receive	Cargill Single Commodity Index	0.41	Monthly	130	June—2023	30,807	—	4,058	4,058
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	80	January—2024	75,289	—	1,120	1,120
Royal Bank of Canada	Receive	RBC Enhanced Crude Oil 01 Excess Return Index	0.30	Monthly	1,250	August—2023	402,355	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	6,500	December—2023	804,320	—	15,573	15,573
Subtotal — Appreciation								—	62,472	62,472
Commodity Risk
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	270	January—2024	235,434	—	(2,643)	(2,643)
Total — Total Return Swap Agreements								$—	$59,829	$59,829

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $650,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Cargill Single Commodity Index
	Long Futures Contracts
	Sugar	100.00%
Merrill Lynch Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
RBC Enhanced Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Crude Oil	100.00%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$134,203,078	$425	$16,727	$134,220,230
U.S. Treasury Securities	—	49,821,250	—	49,821,250
U.S. Dollar Denominated Bonds & Notes	—	28,776,743	—	28,776,743
Non-U.S. Dollar Denominated Bonds & Notes	—	13,948,364	—	13,948,364
Variable Rate Senior Loan Interests	—	59,540	—	59,540
Preferred Stocks	—	—	3,766	3,766
Money Market Funds	97,134,667	15,719,494	—	112,854,161
Total Investments in Securities	231,337,745	108,325,816	20,493	339,684,054
Other Investments - Assets*
Futures Contracts	771,030	—	—	771,030
Forward Foreign Currency Contracts	—	18,533	—	18,533
Swap Agreements	—	71,134	—	71,134
	771,030	89,667	—	860,697
Other Investments - Liabilities*
Futures Contracts	(2,002,663)	—	—	(2,002,663)
Forward Foreign Currency Contracts	—	(672,454)	—	(672,454)
Swap Agreements	—	(2,643)	—	(2,643)
	(2,002,663)	(675,097)	—	(2,677,760)
Total Other Investments	(1,231,633)	(585,430)	—	(1,817,063)
Total Investments	$230,106,112	$107,740,386	$20,493	$337,866,991

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund